10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of option-based payments and compensation

	2021	2020	2019

Remuneration or fees	$184,400	$288,713	$37,685
Option based payments (non-cash item)	221,193	545,662	75,426
Total compensation for key management personnel	$405,593	$834,375	$113,111